LOANS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans
Loans, gross	$ 120,470	$ 120,535
Allowance for loan losses	(1,399)	(1,565)	(1,917)
Net deferred costs and other	75	98
Loans, net	119,146	119,068
One-to-four-family
Loans
Loans, gross	97,301	94,253
Allowance for loan losses	(823)	(1,038)	(870)
Multi-family and commercial
Loans
Loans, gross	12,847	13,977
Allowance for loan losses	(466)	(467)	(947)
Home equity
Loans
Loans, gross	10,141	12,129
Allowance for loan losses	(109)	(59)	(99)
Consumer and other
Loans
Loans, gross	181	176
Allowance for loan losses	$ (1)	$ (1)	$ (1)